UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10067

Eaton Vance Variable Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

June 30, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
VT Floating-Rate Income Fund
Semiannual Report
June 30, 2022

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report June 30, 2022
Eaton Vance
VT Floating-Rate Income Fund

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2022
Performance

Portfolio Manager(s) Craig P. Russ, Andrew N. Sveen, CFA, Jeffrey R. Hesselbein, CFA and Michael J. Turgel, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Initial Class at NAV	05/02/2001	05/02/2001	(5.73)%	(4.56)%	1.62%	2.56%
ADV Class at NAV	04/15/2014	05/02/2001	(5.50)	(4.20)	1.89	2.79
Institutional Class at NAV	05/02/2016	05/02/2001	(5.56)	(4.23)	2.13	2.94

S&P/LSTA Leveraged Loan Index	—	—	(4.55)%	(2.78)%	2.91%	3.74%
% Total Annual Operating Expense Ratios[3]	Initial Class	ADV Class	Institutional Class
	1.18%	0.93%	0.65%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2022
Fund Profile

Top 10 Issuers (% of total investments)*
Numericable Group, S.A.	1.0%
CommScope, Inc.	0.8
Carnival Corporation	0.8
AAdvantage Loyalty IP, Ltd.	0.8
MKS Instruments, Inc.	0.7
Finastra USA, Inc.	0.7
Asurion, LLC	0.7
CITGO Petroleum Corporation	0.7
Virgin Media SFA Finance Limited	0.7
Magenta Buyer, LLC	0.7
Total	7.6%

*	Excludes cash and cash equivalents.
Credit Quality (% of bonds, loans and asset-backed securities)[1]
[1]	Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.
Top 10 Industries (% of total investments)*
Software	16.8%
Health Care Providers & Services	4.5
IT Services	4.0
Machinery	3.8
Chemicals	3.6
Hotels, Restaurants & Leisure	3.5
Commercial Services & Supplies	3.2
Diversified Telecommunication Services	3.2
Capital Markets	2.7
Media	2.6
Total	47.9%

*	Excludes cash and cash equivalents.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2022
Endnotes and Additional Disclosures

[1]	S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. S&P/LSTA Leveraged Loan indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® is a registered trademark of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); LSTA is a trademark of Loan Syndications and Trading Association, Inc. S&P DJI, Dow Jones, their respective affiliates and their third party licensors do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of ADV Class is linked to Initial Class and the performance of Institutional Class is linked to ADV Class. Performance presented in the Financial Highlights included in the financial statements is not linked.
[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Fund profile subject to change due to active management.
Important Notice to Shareholders
Effective July 1, 2022, the portfolio managers of the Fund are Andrew N. Sveen, Jeffrey R. Hesselbein and Michael J. Turgel.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2022
Fund Expenses

Example
As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expense
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) or qualified pension or retirement plans (Qualified Plans) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and Qualified Plans, and will not help you determine the relative total costs of investing in the Fund through variable contracts or Qualified Plans. In addition, if these expenses and charges imposed under the variable contracts or Qualified Plans were included, your costs would be higher.
	Beginning Account Value (1/1/22)	Ending Account Value (6/30/22)	Expenses Paid During Period* (1/1/22 – 6/30/22)	Annualized Expense Ratio
Actual
Initial Class	$1,000.00	$ 942.70	$5.59	1.16%
ADV Class	$1,000.00	$ 945.00	$4.39	0.91%
Institutional Class	$1,000.00	$ 944.40	$3.23	0.67%

Hypothetical
(5% return per year before expenses)
Initial Class	$1,000.00	$1,019.04	$5.81	1.16%
ADV Class	$1,000.00	$1,020.28	$4.56	0.91%
Institutional Class	$1,000.00	$1,021.47	$3.36	0.67%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2021. Expenses shown do not include insurance-related charges or direct expenses of Qualified Plans.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2022
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 2.8%
Security	Principal Amount (000's omitted)	Value
Benefit Street Partners CLO XXV, Ltd., Series 2021-25A, Class E, 7.894%, (3 mo. USD LIBOR + 6.85%), 1/15/35(1)(2)	$1,000	$ 894,281
BlueMountain CLO XXIV, Ltd., Series 2019-24A, Class ER, 7.903%, (3 mo. USD LIBOR + 6.84%), 4/20/34(1)(2)	1,000	888,293
BlueMountain CLO XXXIV, Ltd., Series 2022-34A, Class E, 9.05%, (3 mo. SOFR + 7.55%), 4/20/35(1)(2)	1,000	910,717
Halseypoint CLO 5, Ltd., Series 2021-5A, Class E, 7.201%, (3 mo. USD LIBOR + 6.94%), 1/30/35(1)(2)	1,000	899,104
Neuberger Berman Loan Advisers CLO 49, Ltd., Series 2022-49A, Class E, 8.301%, (3 mo. SOFR + 7.00%), 7/25/34(1)(2)	1,000	907,541
OCP CLO, Ltd.:
Series 2022-24A, Class D, 5.461%, (3 mo. SOFR + 3.80%), 7/20/35(1)(2)	1,000	928,980
Series 2022-24A, Class E, 9.081%, (3 mo. SOFR + 7.42%), 7/20/35(1)(2)	2,000	1,829,116
Palmer Square CLO 2015-1, Ltd., Series 2015-1A, Class DR4, 8.005%, (3 mo. USD LIBOR + 6.50%), 5/21/34(1)(2)	1,000	899,533
RAD CLO 5, Ltd., Series 2019-5A, Class E, 7.884%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	2,000	1,782,490
RAD CLO 11, Ltd., Series 2021-11A, Class E, 7.294%, (3 mo. USD LIBOR + 6.25%), 4/15/34(1)(2)	2,000	1,778,554
Riserva CLO, Ltd., Series 2016-3A, Class ERR, 7.544%, (3 mo. USD LIBOR + 6.50%), 1/18/34(1)(2)	2,250	1,973,252
Wellfleet CLO, Ltd.:
Series 2022-1A, Class D, 5.539%, (3 mo. SOFR + 4.14%), 4/15/34(1)(2)	1,000	948,883
Series 2022-1A, Class E, 9.26%, (3 mo. SOFR + 7.86%), 4/15/34(1)(2)	3,000	2,768,565
Total Asset-Backed Securities (identified cost $19,118,465)		$ 17,409,309

Common Stocks — 0.5%
Security	Shares	Value
Aerospace and Defense — 0.0%(3)
IAP Global Services, LLC(4)(5)(6)	24	$ 105,211
		$ 105,211
Automotive — 0.0%(3)
Dayco Products, LLC(4)(5)(6)	15,250	$ 70,303
		$ 70,303
Security	Shares	Value
Containers and Glass Products — 0.1%
LG Newco Holdco, Inc.(5)(6)	33,758	$ 552,787
		$ 552,787
Electronics/Electrical — 0.0%(3)
Skillsoft Corp.(5)(6)	66,843	$ 235,287
		$ 235,287
Health Care — 0.1%
Akorn Holding Company, LLC, Class A(5)(6)	58,449	$ 350,694
		$ 350,694
Nonferrous Metals/Minerals — 0.0%(3)
ACNR Holdings, Inc., Class A(5)(6)	2,056	$ 153,172
		$ 153,172
Oil and Gas — 0.1%
AFG Holdings, Inc.(4)(5)(6)	17,136	$ 71,286
McDermott International, Ltd.(5)(6)	103,251	63,396
QuarterNorth Energy, Inc.(5)(6)	2,872	362,590
		$ 497,272
Radio and Television — 0.1%
Clear Channel Outdoor Holdings, Inc.(5)(6)	19,512	$ 20,878
Cumulus Media, Inc., Class A(5)(6)	24,069	186,054
iHeartMedia, Inc., Class A(5)(6)	8,298	65,471
		$ 272,403
Retailers (Except Food and Drug) — 0.0%(3)
David’s Bridal, LLC(4)(5)(6)	17,912	$ 0
Phillips Pet Holding Corp.(4)(5)(6)	285	98,057
		$ 98,057
Telecommunications — 0.0%(3)
GEE Acquisition Holdings Corp.(4)(5)(6)	13,555	$ 138,939
		$ 138,939
Utilities — 0.1%
Longview Intermediate Holdings, LLC, Class A(5)(6)	36,023	$ 540,345
		$ 540,345
Total Common Stocks (identified cost $4,235,887)		$ 3,014,470

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Convertible Preferred Stocks — 0.1%
Security	Shares	Value
Containers and Glass Products — 0.1%
LG Newco Holdco, Inc., Series A, 13.00%(5)(6)	5,114	$ 641,798
Total Convertible Preferred Stocks (identified cost $268,481)		$ 641,798

Corporate Bonds — 6.5%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.0%(3)
Spirit AeroSystems, Inc., 5.50%, 1/15/25(1)	$250	$ 231,688
		$ 231,688
Air Transport — 0.5%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(1)	$1,275	$ 1,175,932
5.75%, 4/20/29(1)	950	814,312
Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	550	519,966
United Airlines, Inc.:
4.375%, 4/15/26(1)	325	287,534
4.625%, 4/15/29(1)	325	276,801
		$ 3,074,545
Airlines — 0.1%
Air Canada, 3.875%, 8/15/26(1)	$475	$ 402,774
		$ 402,774
Auto Components — 0.1%
Clarios Global, L.P.:
6.25%, 5/15/26(1)	$293	$ 282,476
6.75%, 5/15/25(1)	180	178,540
		$ 461,016
Automotive — 0.1%
Tenneco, Inc., 5.125%, 4/15/29(1)	$675	$ 636,577
		$ 636,577
Building and Development — 0.0%(3)
Cushman & Wakefield U.S. Borrower, LLC, 6.75%, 5/15/28(1)	$300	$ 279,166
		$ 279,166
Security	Principal Amount (000's omitted)	Value
Business Equipment and Services — 0.5%
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)	$575	$ 528,753
Allied Universal Holdco, LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28(1)	2,500	2,047,215
Prime Security Services Borrower, LLC/Prime Finance, Inc., 5.25%, 4/15/24(1)	575	563,103
		$ 3,139,071
Chemicals — 0.2%
INEOS Quattro Finance 2 PLC, 3.375%, 1/15/26(1)	$250	$ 210,373
Olympus Water US Holding Corp., 4.25%, 10/1/28(1)	975	765,199
		$ 975,572
Commercial Services — 0.2%
Garda World Security Corp., 4.625%, 2/15/27(1)	$700	$ 603,148
GFL Environmental, Inc., 4.25%, 6/1/25(1)	475	449,048
		$ 1,052,196
Communications Equipment — 0.4%
CommScope, Inc.:
4.75%, 9/1/29(1)	$1,000	$ 809,500
6.00%, 3/1/26(1)	2,000	1,846,030
		$ 2,655,530
Diversified Financial Services — 0.0%(3)
AG Issuer, LLC, 6.25%, 3/1/28(1)	$350	$ 305,925
		$ 305,925
Diversified Telecommunication Services — 0.6%
Altice France S.A.:
5.125%, 1/15/29(1)	$100	$ 75,898
5.125%, 7/15/29(1)	4,175	3,165,255
5.50%, 1/15/28(1)	400	323,444
		$ 3,564,597
Drugs — 0.1%
Jazz Securities DAC, 4.375%, 1/15/29(1)	$650	$ 579,443
		$ 579,443
Ecological Services and Equipment — 0.2%
GFL Environmental, Inc., 5.125%, 12/15/26(1)	$1,000	$ 958,000
		$ 958,000

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electronics/Electrical — 0.2%
Imola Merger Corp., 4.75%, 5/15/29(1)	$1,325	$ 1,112,987
LogMeIn, Inc., 5.50%, 9/1/27(1)	375	261,990
		$ 1,374,977
Entertainment — 0.1%
AMC Entertainment Holdings, Inc., 7.50%, 2/15/29(1)	$650	$ 550,667
Six Flags Theme Parks, Inc., 7.00%, 7/1/25(1)	101	102,426
		$ 653,093
Health Care — 0.5%
Mozart Debt Merger Sub, Inc., 3.875%, 4/1/29(1)	$1,725	$ 1,475,082
RP Escrow Issuer, LLC, 5.25%, 12/15/25(1)	175	151,523
Tenet Healthcare Corp., 4.25%, 6/1/29(1)	1,675	1,415,677
		$ 3,042,282
Hotels, Restaurants & Leisure — 0.5%
Carnival Corp., 4.00%, 8/1/28(1)	$2,450	$ 2,017,673
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	630	538,861
NCL Corp., Ltd., 5.875%, 2/15/27(1)	625	535,550
SeaWorld Parks & Entertainment, Inc., 8.75%, 5/1/25(1)	200	207,379
		$ 3,299,463
Household Products — 0.0%(3)
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc., 5.00%, 12/31/26(1)	$100	$ 85,626
		$ 85,626
Internet Software & Services — 0.2%
Arches Buyer, Inc., 4.25%, 6/1/28(1)	$450	$ 367,650
Central Parent, Inc./Central Merger Sub, Inc., 7.25%, 6/15/29(1)	875	843,452
		$ 1,211,102
IT Services — 0.1%
Rackspace Technology Global, Inc., 3.50%, 2/15/28(1)	$600	$ 471,000
		$ 471,000
Leisure Goods/Activities/Movies — 0.0%(3)
Lindblad Expeditions, LLC, 6.75%, 2/15/27(1)	$225	$ 193,265
		$ 193,265
Machinery — 0.1%
Madison IAQ, LLC, 4.125%, 6/30/28(1)	$650	$ 537,832
Security	Principal Amount (000's omitted)	Value
Machinery (continued)
TK Elevator U.S. Newco, Inc., 5.25%, 7/15/27(1)	$350	$ 312,655
		$ 850,487
Media — 0.3%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)	$875	$ 219,844
iHeartCommunications, Inc.:
4.75%, 1/15/28(1)	200	165,094
5.25%, 8/15/27(1)	150	128,595
6.375%, 5/1/26	47	43,543
8.375%, 5/1/27	85	67,773
Univision Communications, Inc.:
4.50%, 5/1/29(1)	650	546,103
5.125%, 2/15/25(1)	500	471,500
7.375%, 6/30/30(1)	150	146,777
		$ 1,789,229
Oil, Gas & Consumable Fuels — 0.2%
CITGO Petroleum Corporation:
6.375%, 6/15/26(1)	$150	$ 138,800
7.00%, 6/15/25(1)	1,025	993,804
		$ 1,132,604
Packaging & Containers — 0.2%
Clydesdale Acquisition Holdings, Inc., 6.625%, 4/15/29(1)	$150	$ 141,160
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer, LLC:
4.00%, 10/15/27(1)	450	385,664
4.375%, 10/15/28(1)	625	532,159
		$ 1,058,983
Pharmaceuticals — 0.1%
Bausch Health Companies, Inc.:
4.875%, 6/1/28(1)	$275	$ 215,770
5.50%, 11/1/25(1)	575	506,000
		$ 721,770
Professional Services — 0.1%
CoreLogic, Inc., 4.50%, 5/1/28(1)	$400	$ 308,644
		$ 308,644

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Real Estate Investment Trusts (REITs) — 0.1%
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 5.875%, 10/1/28(1)	$550	$ 502,810
		$ 502,810
Software — 0.2%
Boxer Parent Co., Inc., 7.125%, 10/2/25(1)	$375	$ 359,542
Sabre GLBL, Inc.:
7.375%, 9/1/25(1)	175	162,655
9.25%, 4/15/25(1)	225	217,243
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 9/1/25(1)	875	658,350
		$ 1,397,790
Specialty Retail — 0.0%(3)
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	$100	$ 86,812
		$ 86,812
Technology — 0.1%
Clarivate Science Holdings Corp., 3.875%, 7/1/28(1)	$825	$ 691,728
		$ 691,728
Telecommunications — 0.3%
LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(1)	$550	$ 460,298
Lumen Technologies, Inc., 4.00%, 2/15/27(1)	1,225	1,039,327
VMED O2 UK Financing I PLC, 4.25%, 1/31/31(1)	750	604,976
		$ 2,104,601
Trading Companies & Distributors — 0.1%
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(1)	$250	$ 214,601
SRS Distribution, Inc., 4.625%, 7/1/28(1)	325	284,892
		$ 499,493
Utilities — 0.1%
Calpine Corp.:
4.50%, 2/15/28(1)	$250	$ 227,464
5.25%, 6/1/26(1)	346	329,332
		$ 556,796
Total Corporate Bonds (identified cost $47,398,849)		$ 40,348,655

Exchange-Traded Funds — 0.5%
Security	Shares	Value
SPDR Blackstone Senior Loan ETF	76,000	$ 3,164,640
Total Exchange-Traded Funds (identified cost $3,501,320)		$ 3,164,640

Preferred Stocks — 0.1%
Security	Shares	Value
Financial Services — 0.0%
DBI Investors, Inc., Series A-1(4)(5)(6)	839	$ 0
		$ 0
Nonferrous Metals/Minerals — 0.1%
ACNR Holdings, Inc., 15.00% (PIK)(5)(6)	971	$ 435,493
		$ 435,493
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC:
Series A, 8.00% (PIK)(4)(5)(6)	494	$ 0
Series B, 10.00% (PIK)(4)(5)(6)	2,012	0
		$ 0
Total Preferred Stocks (identified cost $162,891)		$ 435,493

Senior Floating-Rate Loans — 79.6%(7)
Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense — 1.6%
AI Convoy (Luxembourg) S.a.r.l., Term Loan, 5.052%, (USD LIBOR + 3.50%), 1/18/27(8)	$487	$ 467,376
Dynasty Acquisition Co., Inc.:
Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 4/6/26	2,099	1,943,465
Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 4/6/26	1,129	1,045,135
IAP Worldwide Services, Inc.:
Revolving Loan, 0.75%, 7/18/23(9)	133	128,020
Term Loan - Second Lien, 8.75%, (3 mo. USD LIBOR + 6.50%), 7/18/23(4)	168	131,481
Spirit Aerosystems, Inc., Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 1/15/25	370	361,223
TransDigm, Inc.:
Term Loan, 3.916%, (1 mo. USD LIBOR + 2.25%), 8/22/24	2,238	2,161,317

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Aerospace and Defense (continued)
TransDigm, Inc.: (continued)
Term Loan, 3.916%, (1 mo. USD LIBOR + 2.25%), 5/30/25	$1,382	$ 1,316,778
WP CPP Holdings, LLC, Term Loan, 4.99%, (3 mo. USD LIBOR + 3.75%), 4/30/25	2,714	2,311,095
		$ 9,865,890
Airlines — 1.0%
AAdvantage Loyalty IP, Ltd., Term Loan, 5.813%, (3 mo. USD LIBOR + 4.75%), 4/20/28	$2,150	$ 2,057,550
Mileage Plus Holdings, LLC, Term Loan, 7.313%, (3 mo. USD LIBOR + 5.25%), 6/21/27	2,525	2,508,035
United Airlines, Inc., Term Loan, 5.392%, (1 mo. USD LIBOR + 3.75%), 4/21/28	1,491	1,387,555
		$ 5,953,140
Auto Components — 1.8%
Adient US, LLC, Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 4/10/28	$1,068	$ 997,682
American Axle and Manufacturing, Inc., Term Loan, 3.88%, (1 mo. USD LIBOR + 2.25%), 4/6/24	1,141	1,107,000
Chassix, Inc., Term Loan, 7.325%, (3 mo. USD LIBOR + 5.50%), 11/15/23	501	425,333
Clarios Global, L.P., Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 4/30/26	2,451	2,285,653
Dayco Products, LLC, Term Loan, 5.825%, (3 mo. USD LIBOR + 4.25%), 5/19/23	736	677,043
DexKo Global, Inc.:
Term Loan, 5.982%, (3 mo. USD LIBOR + 3.75%), 10/4/28	102	94,492
Term Loan, 5.982%, (3 mo. USD LIBOR + 3.75%), 10/4/28	545	502,698
Garrett LX I S.a.r.l., Term Loan, 4.49%, (3 mo. USD LIBOR + 3.25%), 4/30/28	422	392,286
LTI Holdings, Inc.:
Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 9/6/25	1,374	1,277,796
Term Loan, 6.416%, (1 mo. USD LIBOR + 4.75%), 7/24/26	146	136,393
Term Loan, 6.416%, (1 mo. USD LIBOR + 4.75%), 7/24/26	232	218,109
Term Loan - Second Lien, 6.416%, (1 mo. USD LIBOR + 4.75%), 7/24/26	141	132,188
Tenneco, Inc., Term Loan, 4.666%, (1 mo. USD LIBOR + 3.00%), 10/1/25	809	778,807
TI Group Automotive Systems, LLC, Term Loan, 5.50%, (3 mo. USD LIBOR + 3.25%), 12/16/26	420	402,900
Borrower/Description	Principal Amount (000's omitted)	Value
Auto Components (continued)
Truck Hero, Inc., Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 1/31/28	$1,259	$ 1,131,268
Wheel Pros, LLC, Term Loan, 6.095%, (1 mo. USD LIBOR + 4.50%), 5/11/28	645	535,454
		$ 11,095,102
Automobiles — 0.3%
Bombardier Recreational Products, Inc., Term Loan, 3.666%, (1 mo. USD LIBOR + 2.00%), 5/24/27	$1,410	$ 1,305,284
MajorDrive Holdings IV, LLC, Term Loan, 5.625%, (3 mo. USD LIBOR + 4.00%), 6/1/28	769	696,352
		$ 2,001,636
Beverages — 0.3%
Arterra Wines Canada, Inc., Term Loan, 5.75%, (3 mo. USD LIBOR + 3.50%), 11/24/27	$591	$ 556,279
City Brewing Company, LLC, Term Loan, 4.469%, (3 mo. USD LIBOR + 3.50%), 4/5/28	421	376,023
Triton Water Holdings, Inc., Term Loan, 5.75%, (3 mo. USD LIBOR + 3.50%), 3/31/28	1,314	1,174,052
		$ 2,106,354
Biotechnology — 0.5%
Alkermes, Inc., Term Loan, 3.544%, (3 mo. USD LIBOR + 2.50%), 3/12/26	$182	$ 174,231
Alltech, Inc., Term Loan, 5.666%, (1 mo. USD LIBOR + 4.00%), 10/13/28	871	820,564
Grifols Worldwide Operations USA, Inc., Term Loan, 3.666%, (1 mo. USD LIBOR + 2.00%), 11/15/27	2,335	2,212,137
		$ 3,206,932
Building Products — 1.5%
ACProducts, Inc., Term Loan, 6.062%, (USD LIBOR + 4.25%), 5/17/28(8)	$2,230	$ 1,737,992
Cornerstone Building Brands, Inc., Term Loan, 4.574%, (1 mo. USD LIBOR + 3.25%), 4/12/28	2,800	2,335,926
CP Atlas Buyer, Inc., Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 11/23/27	915	804,053
CPG International, Inc., Term Loan, 4.092%, (SOFR + 2.50%), 4/28/29	900	857,250
LHS Borrower, LLC, Term Loan, 6.375%, (SOFR + 4.75%), 2/16/29	1,772	1,607,920
MI Windows and Doors, LLC, Term Loan, 5.125%, (SOFR + 3.50%), 12/18/27	169	159,095
Standard Industries, Inc., Term Loan, 3.788%, (6 mo. USD LIBOR + 2.50%), 9/22/28	2,128	2,065,428
		$ 9,567,664

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Capital Markets — 2.5%
Advisor Group, Inc., Term Loan, 6.166%, (1 mo. USD LIBOR + 4.50%), 7/31/26	$2,371	$ 2,261,206
Aretec Group, Inc., Term Loan, 5.916%, (1 mo. USD LIBOR + 4.25%), 10/1/25	1,789	1,705,693
Axalta Coating Systems US Holdings, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 1.75%), 6/1/24	703	688,601
Brookfield Property REIT, Inc., Term Loan, 4.125%, (SOFR + 2.50%), 8/27/25	574	551,010
Edelman Financial Center, LLC, Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 4/7/28	1,784	1,648,420
EIG Management Company, LLC, Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 2/22/25	192	185,755
FinCo I, LLC, Term Loan, 4.166%, (1 mo. USD LIBOR + 2.50%), 6/27/25	1,568	1,496,430
Focus Financial Partners, LLC:
Term Loan, 3.666%, (1 mo. USD LIBOR + 2.00%), 7/3/24	591	567,434
Term Loan, 4.166%, (1 mo. USD LIBOR + 2.50%), 6/30/28	718	688,017
HighTower Holdings, LLC, Term Loan, 5.098%, (3 mo. USD LIBOR + 4.00%), 4/21/28	993	927,988
Hudson River Trading, LLC, Term Loan, 4.64%, (SOFR + 3.00%), 3/20/28	1,532	1,434,794
LPL Holdings, Inc., Term Loan, 2.812%, (1 mo. USD LIBOR + 1.75%), 11/12/26	1,461	1,430,226
Mariner Wealth Advisors, LLC:
Term Loan, 1.625%, 8/18/28(9)	39	37,125
Term Loan, 4.496%, (SOFR + 3.25%), 8/18/28	109	102,797
Term Loan, 4.496%, (SOFR + 3.25%), 8/18/28	761	719,118
Term Loan, 4.623%, (SOFR + 3.25%), 8/18/28	235	222,193
Victory Capital Holdings, Inc.:
Term Loan, 3.219%, (3 mo. USD LIBOR + 2.25%), 7/1/26	685	659,465
Term Loan, 4.50%, (3 mo. USD LIBOR + 2.25%), 12/29/28	367	351,700
		$ 15,677,972
Chemicals — 3.3%
Aruba Investments, Inc., Term Loan, 5.633%, (1 mo. USD LIBOR + 4.00%), 11/24/27	$420	$ 390,324
Atotech B.V., Term Loan, 4.166%, (1 mo. USD LIBOR + 2.50%), 3/18/28	916	877,212
Charter NEX US, Inc., Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 12/1/27	1,070	1,010,450
CPC Acquisition Corp., Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 12/29/27	1,383	1,218,905
Gemini HDPE, LLC, Term Loan, 4.239%, (3 mo. USD LIBOR + 3.00%), 12/31/27	426	406,406
Borrower/Description	Principal Amount (000's omitted)	Value
Chemicals (continued)
Groupe Solmax, Inc., Term Loan, 7.00%, (3 mo. USD LIBOR + 4.75%), 5/29/28	$1,067	$ 964,237
INEOS Enterprises Holdings US Finco, LLC, Term Loan, 5.075%, (3 mo. USD LIBOR + 3.50%), 8/28/26	160	155,250
INEOS Styrolution US Holding, LLC, Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 1/29/26	1,510	1,428,601
INEOS US Finance, LLC, Term Loan, 4.166%, (1 mo. USD LIBOR + 2.50%), 11/8/28	499	474,436
Kraton Corporation, Term Loan, 5.109%, (SOFR + 3.25%), 3/15/29	374	357,230
Lonza Group AG, Term Loan, 6.25%, (3 mo. USD LIBOR + 4.00%), 7/3/28	1,190	1,068,904
Messer Industries GmbH, Term Loan, 4.75%, (3 mo. USD LIBOR + 2.50%), 3/2/26	833	799,193
Momentive Performance Materials, Inc., Term Loan, 4.92%, (1 mo. USD LIBOR + 3.25%), 5/15/24	2,789	2,702,764
Olympus Water US Holding Corporation:
Term Loan, 6.063%, (3 mo. USD LIBOR + 3.75%), 11/9/28	746	697,277
Term Loan, 6.654%, (SOFR + 4.50%), 11/9/28	349	328,178
Orion Engineered Carbons GmbH, Term Loan, 4.50%, (3 mo. USD LIBOR + 2.25%), 9/24/28	298	291,423
Rohm Holding GmbH, Term Loan, 5.269%, (6 mo. USD LIBOR + 4.75%), 7/31/26	564	474,013
Starfruit Finco B.V., Term Loan, 5.25%, (3 mo. USD LIBOR + 3.00%), 10/1/25	1,166	1,103,879
Trinseo Materials Operating S.C.A.:
Term Loan, 3.666%, (1 mo. USD LIBOR + 2.00%), 9/6/24	1,307	1,244,488
Term Loan, 4.166%, (1 mo. USD LIBOR + 2.50%), 5/3/28	569	537,467
Tronox Finance, LLC:
Term Loan, 4.402%, (USD LIBOR + 2.25%), 3/10/28(8)	867	828,008
Term Loan, 4.77%, (SOFR + 3.25%), 4/4/29	224	216,021
W.R. Grace & Co.-Conn., Term Loan, 6.063%, (3 mo. USD LIBOR + 3.75%), 9/22/28	2,861	2,703,291
		$ 20,277,957
Commercial Services & Supplies — 3.0%
Allied Universal Holdco, LLC, Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 5/12/28	$1,457	$ 1,341,676
Asplundh Tree Expert, LLC, Term Loan, 3.416%, (1 mo. USD LIBOR + 1.75%), 9/7/27	712	691,452
Clean Harbors, Inc., Term Loan, 3.666%, (1 mo. USD LIBOR + 2.00%), 10/8/28	373	370,443
Covanta Holding Corporation:
Term Loan, 4.166%, (1 mo. USD LIBOR + 2.50%), 11/30/28	325	308,285

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Commercial Services & Supplies (continued)
Covanta Holding Corporation: (continued)
Term Loan, 4.166%, (1 mo. USD LIBOR + 2.50%), 11/30/28	$24	$ 23,140
EnergySolutions, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 5/9/25	1,293	1,211,968
Garda World Security Corporation, Term Loan, 5.90%, (1 mo. USD LIBOR + 4.25%), 10/30/26	1,727	1,606,449
GFL Environmental, Inc., Term Loan, 4.239%, (3 mo. USD LIBOR + 3.00%), 5/30/25	2,240	2,191,392
Harsco Corporation, Term Loan, 3.938%, (1 mo. USD LIBOR + 2.25%), 3/10/28	248	229,556
IRI Holdings, Inc., Term Loan, 5.916%, (1 mo. USD LIBOR + 4.25%), 12/1/25	3,702	3,677,449
LABL, Inc., Term Loan, 6.666%, (1 mo. USD LIBOR + 5.00%), 10/29/28	597	549,986
Monitronics International, Inc., Term Loan, 8.75%, (3 mo. USD LIBOR + 7.50%, Floor 1.25%), 3/29/24	1,018	667,081
PECF USS Intermediate Holding III Corporation, Term Loan, 5.916%, (1 mo. USD LIBOR + 4.25%), 12/15/28	522	473,664
Phoenix Services International, LLC, Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 3/1/25	641	487,132
Prime Security Services Borrower, LLC, Term Loan, 3.557%, (USD LIBOR + 2.75%), 9/23/26(8)	1,490	1,396,438
SITEL Worldwide Corporation, Term Loan, 6.01%, (3 mo. USD LIBOR + 3.75%), 8/28/28	1,911	1,831,752
Tempo Acquisition, LLC, Term Loan, 4.525%, (SOFR + 3.00%), 8/31/28	642	608,967
TMS International Corp., Term Loan, 4.129%, (USD LIBOR + 2.75%), 8/14/24(8)	148	141,840
TruGreen Limited Partnership, Term Loan, 5.666%, (1 mo. USD LIBOR + 4.00%), 11/2/27	841	802,071
		$ 18,610,741
Communications Equipment — 0.4%
CommScope, Inc., Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 4/6/26	$2,103	$ 1,899,498
Tiger Acquisition, LLC, Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 6/1/28	372	332,643
		$ 2,232,141
Construction Materials — 0.6%
Oscar AcquisitionCo, LLC, Term Loan, 6.109%, (SOFR + 4.50%), 4/29/29	$875	$ 780,937
Quikrete Holdings, Inc.:
Term Loan, 4.291%, (1 mo. USD LIBOR + 2.625%), 2/1/27	2,111	1,989,812
Borrower/Description	Principal Amount (000's omitted)	Value
Construction Materials (continued)
Quikrete Holdings, Inc.: (continued)
Term Loan, 4.666%, (1 mo. USD LIBOR + 3.00%), 6/11/28	$1,096	$ 1,038,118
		$ 3,808,867
Containers & Packaging — 1.3%
Berlin Packaging, LLC, Term Loan, 4.889%, (USD LIBOR + 3.75%), 3/11/28(8)	$968	$ 905,998
Berry Global, Inc., Term Loan, 3.005%, (1 mo. USD LIBOR + 1.75%), 7/1/26	682	661,548
BWAY Holding Company, Term Loan, 4.312%, (1 mo. USD LIBOR + 3.25%), 4/3/24	1,339	1,262,930
Clydesdale Acquisition Holdings, Inc., Term Loan, 4/13/29(10)	3,200	3,009,213
Pretium PKG Holdings, Inc., Term Loan, 5.044%, (USD LIBOR + 4.00%), 10/2/28(8)	498	450,652
Proampac PG Borrower, LLC, Term Loan, 5.008%, (3 mo. USD LIBOR + 3.75%), 11/3/25	1,373	1,275,621
Trident TPI Holdings, Inc.:
Term Loan, 5.597%, (3 mo. USD LIBOR + 4.00%), 9/15/28(9)	74	69,772
Term Loan, 6.25%, (3 mo. USD LIBOR + 4.00%), 9/15/28	522	490,233
		$ 8,125,967
Distributors — 0.5%
Autokiniton US Holdings, Inc., Term Loan, 5.62%, (1 mo. USD LIBOR + 4.50%), 4/6/28	$1,139	$ 1,055,959
Phillips Feed Service, Inc., Term Loan, 8.509%, (3 mo. USD LIBOR + 7.00%), 11/13/24(4)	52	41,967
White Cap Buyer, LLC, Term Loan, 5.275%, (SOFR + 3.75%), 10/19/27	2,023	1,864,977
		$ 2,962,903
Diversified Consumer Services — 0.1%
Ascend Learning, LLC, Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 12/11/28	$547	$ 507,575
Sotheby's, Term Loan, 5.544%, (3 mo. USD LIBOR + 4.50%), 1/15/27	324	311,499
		$ 819,074
Diversified Telecommunication Services — 2.4%
Altice France S.A., Term Loan, 5.411%, (3 mo. USD LIBOR + 4.00%), 8/14/26	$483	$ 441,488
CenturyLink, Inc., Term Loan, 3.916%, (1 mo. USD LIBOR + 2.25%), 3/15/27	2,093	1,928,884

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Diversified Telecommunication Services (continued)
GEE Holdings 2, LLC:
Term Loan, 10.154%, (3 mo. USD LIBOR + 8.00%), 3/24/25	$120	$ 119,027
Term Loan - Second Lien, 10.40%, (3 mo. USD LIBOR + 8.25%), 3.65% cash, 6.75% PIK, 3/23/26	251	225,782
Level 3 Financing, Inc., Term Loan, 3.416%, (1 mo. USD LIBOR + 1.75%), 3/1/27	3,323	3,087,324
Numericable Group S.A., Term Loan, 3.989%, (3 mo. USD LIBOR + 2.75%), 7/31/25	1,292	1,181,396
UPC Financing Partnership, Term Loan, 4.324%, (1 mo. USD LIBOR + 3.00%), 1/31/29	2,050	1,945,792
Virgin Media Bristol, LLC:
Term Loan, 3.824%, (1 mo. USD LIBOR + 2.50%), 1/31/28	3,225	3,028,475
Term Loan, 4.574%, (1 mo. USD LIBOR + 3.25%), 1/31/29	750	719,062
Ziggo Financing Partnership, Term Loan, 3.824%, (1 mo. USD LIBOR + 2.50%), 4/30/28	2,525	2,359,297
		$ 15,036,527
Electrical Equipment — 0.2%
AZZ Incorporated, Term Loan, 5.875%, (SOFR + 4.25%), 5/13/29	$425	$ 409,063
II-VI Incorporated, Term Loan, 1/14/28(10)	825	792,412
		$ 1,201,475
Electronic Equipment, Instruments & Components — 1.3%
Chamberlain Group, Inc., Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 11/3/28	$1,766	$ 1,610,118
Creation Technologies, Inc., Term Loan, 6.462%, (3 mo. USD LIBOR + 5.50%), 10/5/28	800	700,000
DG Investment Intermediate Holdings 2, Inc., Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 3/31/28	1,485	1,393,471
EXC Holdings III Corp., Term Loan, 5.75%, (3 mo. USD LIBOR + 3.50%), 12/2/24	334	321,298
Ingram Micro, Inc., Term Loan, 5.75%, (3 mo. USD LIBOR + 3.50%), 6/30/28	995	942,739
Mirion Technologies, Inc., Term Loan, 5.627%, (6 mo. USD LIBOR + 2.75%), 10/20/28	571	540,726
Robertshaw US Holding Corp., Term Loan, 5.188%, (1 mo. USD LIBOR + 3.50%), 2/28/25	1,233	1,014,812
Verifone Systems, Inc., Term Loan, 5.524%, (3 mo. USD LIBOR + 4.00%), 8/20/25	1,679	1,533,240
		$ 8,056,404
Borrower/Description	Principal Amount (000's omitted)	Value
Energy Equipment & Services — 0.1%
Ameriforge Group, Inc.:
Term Loan, 13.049%, (1 mo. USD LIBOR + 13.00%), 12/29/23(9)	$73	$ 36,446
Term Loan, 15.25%, (3 mo. USD LIBOR + 13.00%), 10.25% cash, 5.00% PIK, 12/31/23	580	288,051
Lealand Finance Company B.V., Term Loan, 5.666%, (1 mo. USD LIBOR + 4.00%), 2.666% cash, 3.00% PIK, 6/30/25	246	126,199
		$ 450,696
Engineering & Construction — 1.2%
Aegion Corporation, Term Loan, 6.273%, (1 mo. USD LIBOR + 4.75%), 5/17/28	$323	$ 295,951
Amentum Government Services Holdings, LLC, Term Loan, 5.163%, (SOFR + 4.00%), 2/15/29	700	667,625
American Residential Services, LLC, Term Loan, 5.75%, (3 mo. USD LIBOR + 3.50%), 10/15/27	345	323,203
APi Group DE, Inc., Term Loan, 4.166%, (1 mo. USD LIBOR + 2.50%), 10/1/26	1,033	994,802
Artera Services, LLC, Term Loan, 5.75%, (3 mo. USD LIBOR + 3.50%), 3/6/25	317	252,055
Brand Energy & Infrastructure Services, Inc., Term Loan, 5.403%, (3 mo. USD LIBOR + 4.25%), 6/21/24	1,642	1,428,718
Centuri Group, Inc., Term Loan, 4.075%, (3 mo. USD LIBOR + 2.50%), 8/27/28	574	551,557
Northstar Group Services, Inc., Term Loan, 7.166%, (1 mo. USD LIBOR + 5.50%), 11/12/26	1,414	1,362,834
Pike Corporation, Term Loan, 4.67%, (1 mo. USD LIBOR + 3.00%), 1/21/28	288	274,187
USIC Holdings, Inc., Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 5/12/28	1,489	1,363,446
		$ 7,514,378
Entertainment — 2.0%
Alchemy Copyrights, LLC, Term Loan, 4.062%, (1 mo. USD LIBOR + 3.00%), 3/10/28	$786	$ 762,449
AMC Entertainment Holdings, Inc., Term Loan, 4.20%, (1 mo. USD LIBOR + 3.00%), 4/22/26	992	837,674
City Football Group Limited, Term Loan, 4.598%, (3 mo. USD LIBOR + 3.50%), 7/21/28	1,022	945,755
Creative Artists Agency, LLC, Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 11/27/26	1,243	1,179,293
Crown Finance US, Inc.:
Term Loan, 4.00%, (6 mo. USD LIBOR + 2.50%), 2/28/25	1,697	1,079,238
Term Loan, 4.25%, (6 mo. USD LIBOR + 2.75%), 9/30/26	1,072	662,256
Term Loan, 10.076%, (6 mo. USD LIBOR + 8.25%), 2/28/25	318	330,557

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Entertainment (continued)
Crown Finance US, Inc.: (continued)
Term Loan, 15.25%, (7.00% cash, 8.25% PIK), 5/23/24(11)	$422	$ 474,229
Delta 2 (LUX) S.a.r.l., Term Loan, 4.166%, (1 mo. USD LIBOR + 2.50%), 2/1/24	2,684	2,621,412
Playtika Holding Corp., Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 3/13/28	1,348	1,273,215
Renaissance Holding Corp., Term Loan, 5.581%, (SOFR + 4.50%), 3/30/29	175	167,708
UFC Holdings, LLC, Term Loan, 3.50%, (6 mo. USD LIBOR + 2.75%, Floor 0.75%), 4/29/26	2,146	2,006,092
		$ 12,339,878
Food Products — 0.7%
CHG PPC Parent, LLC, Term Loan, 4.688%, (1 mo. USD LIBOR + 3.00%), 12/8/28	$374	$ 353,489
Del Monte Foods, Inc., Term Loan, 5.684%, (SOFR + 4.25%), 5/16/29	400	378,333
H Food Holdings, LLC, Term Loan, 5.666%, (1 mo. USD LIBOR + 4.00%), 5/23/25	362	327,044
JBS USA LUX S.A., Term Loan, 2.804%, (6 mo. USD LIBOR + 2.00%), 5/1/26	2,105	2,039,002
Monogram Food Solutions, LLC, Term Loan, 5.688%, (1 mo. USD LIBOR + 4.00%), 8/28/28	423	400,674
Shearer's Foods, Inc., Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 9/23/27	246	223,067
Sovos Brands Intermediate, Inc., Term Loan, 4.25%, (6 mo. USD LIBOR + 3.50%, Floor 0.75%), 6/8/28	373	352,518
		$ 4,074,127
Gas Utilities — 0.4%
CQP Holdco, L.P., Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 6/5/28	$2,803	$ 2,660,958
		$ 2,660,958
Health Care Equipment & Supplies — 0.7%
Bayou Intermediate II, LLC, Term Loan, 5.786%, (3 mo. USD LIBOR + 4.50%), 8/2/28	$522	$ 497,562
CryoLife, Inc., Term Loan, 5.75%, (3 mo. USD LIBOR + 3.50%), 6/1/27	358	341,114
Gloves Buyer, Inc., Term Loan, 5.666%, (1 mo. USD LIBOR + 4.00%), 12/29/27	371	345,494
ICU Medical, Inc., Term Loan, 4.604%, (SOFR + 2.65%), 1/8/29	499	483,164
Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Equipment & Supplies (continued)
Journey Personal Care Corp., Term Loan, 6.50%, (3 mo. USD LIBOR + 4.25%), 3/1/28	$1,685	$ 1,314,680
Medline Borrower, L.P., Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 10/23/28	1,621	1,506,315
		$ 4,488,329
Health Care Providers & Services — 4.3%
AEA International Holdings (Lux) S.a.r.l., Term Loan, 6.063%, (3 mo. USD LIBOR + 3.75%), 9/7/28	$2,796	$ 2,677,170
BW NHHC Holdco, Inc., Term Loan, 6.455%, (3 mo. USD LIBOR + 5.00%), 5/15/25	744	535,029
Cano Health, LLC, Term Loan, 5.625%, (SOFR + 4.00%), 11/23/27	1,040	958,464
CCRR Parent, Inc., Term Loan, 6.01%, (3 mo. USD LIBOR + 3.75%), 3/6/28	864	834,179
CHG Healthcare Services, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 3.25%), 9/29/28	868	818,231
Covis Finco S.a.r.l., Term Loan, 8.704%, (SOFR + 6.50%), 2/18/27	889	750,994
Ensemble RCM, LLC, Term Loan, 4.989%, (3 mo. USD LIBOR + 3.75%), 8/3/26	2,516	2,441,553
Envision Healthcare Corporation, Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 10/10/25	3,511	1,225,741
LSCS Holdings, Inc., Term Loan, 6.75%, (3 mo. USD LIBOR + 4.50%), 12/16/28	1,119	1,066,205
MDVIP, Inc., Term Loan, 5.345%, (1 mo. USD LIBOR + 3.75%), 10/16/28	224	213,590
Medical Solutions Holdings, Inc.:
Term Loan, 3.50%, 11/1/28(9)	444	416,990
Term Loan, 6.377%, (6 mo. USD LIBOR + 3.50%), 11/1/28	2,325	2,183,725
National Mentor Holdings, Inc.:
Term Loan, 5.747%, (USD LIBOR + 3.75%), 3/2/28(8)	1,388	1,221,679
Term Loan, 6.01%, (3 mo. USD LIBOR + 3.75%), 3/2/28	39	33,994
Option Care Health, Inc., Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 10/27/28	348	334,973
Pacific Dental Services, LLC, Term Loan, 4.759%, (1 mo. USD LIBOR + 3.25%), 5/5/28	347	333,073
Pearl Intermediate Parent, LLC, Term Loan - Second Lien, 7.916%, (1 mo. USD LIBOR + 6.25%), 2/13/26	150	146,813
PetVet Care Centers, LLC, Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 2/14/25	743	703,055
Phoenix Guarantor, Inc.:
Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 3/5/26	943	883,585
Term Loan, 5.142%, (1 mo. USD LIBOR + 3.50%), 3/5/26	1,853	1,735,612

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Health Care Providers & Services (continued)
Radnet Management, Inc., Term Loan, 4.629%, (1 mo. USD LIBOR + 3.00%), 4/21/28	$1,229	$ 1,168,419
Select Medical Corporation, Term Loan, 4.17%, (1 mo. USD LIBOR + 2.50%), 3/6/25	1,469	1,408,121
Signify Health, LLC, Term Loan, 6.127%, (6 mo. USD LIBOR + 3.25%), 6/22/28	966	915,456
TTF Holdings, LLC, Term Loan, 5.938%, (1 mo. USD LIBOR + 4.25%), 3/31/28	367	353,184
U.S. Anesthesia Partners, Inc., Term Loan, 5.312%, (1 mo. USD LIBOR + 4.25%), 10/1/28	1,117	1,046,379
WP CityMD Bidco, LLC, Term Loan, 5.50%, (3 mo. USD LIBOR + 3.25%), 12/22/28	2,294	2,164,625
		$ 26,570,839
Health Care Technology — 1.7%
Change Healthcare Holdings, LLC, Term Loan, 4.166%, (1 mo. USD LIBOR + 2.50%), 3/1/24	$516	$ 502,627
eResearchTechnology, Inc., Term Loan, 6.166%, (1 mo. USD LIBOR + 4.50%), 2/4/27	173	159,908
Imprivata, Inc.:
Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 12/1/27	2,176	2,095,965
Term Loan, 5.77%, (SOFR + 4.25%), 12/1/27	225	218,250
MedAssets Software Intermediate Holdings, Inc.:
Term Loan, 5.666%, (1 mo. USD LIBOR + 4.00%), 12/18/28	898	841,641
Term Loan - Second Lien, 8.416%, (1 mo. USD LIBOR + 6.75%), 12/17/29	575	511,750
Navicure, Inc., Term Loan, 5.666%, (1 mo. USD LIBOR + 4.00%), 10/22/26	1,770	1,676,999
PointClickCare Technologies, Inc., Term Loan, 5.938%, (6 mo. USD LIBOR + 3.00%), 12/29/27	370	349,945
Project Ruby Ultimate Parent Corp., Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 3/3/28	1,189	1,115,921
Symplr Software, Inc., Term Loan, 6.654%, (SOFR + 4.50%), 12/22/27	1,285	1,221,158
Verscend Holding Corp., Term Loan, 5.666%, (1 mo. USD LIBOR + 4.00%), 8/27/25	1,698	1,628,430
		$ 10,322,594
Hotels, Restaurants & Leisure — 2.8%
Carnival Corporation:
Term Loan, 5.877%, (6 mo. USD LIBOR + 3.00%), 6/30/25	$272	$ 253,479
Term Loan, 6.127%, (6 mo. USD LIBOR + 3.25%), 10/18/28	2,164	1,947,712
ClubCorp Holdings, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 2.75%), 9/18/24	1,751	1,616,500
Borrower/Description	Principal Amount (000's omitted)	Value
Hotels, Restaurants & Leisure (continued)
Fertitta Entertainment, LLC, Term Loan, 5.525%, (SOFR + 4.00%), 1/27/29	$2,054	$ 1,896,509
Hilton Grand Vacations Borrower, LLC, Term Loan, 4.666%, (1 mo. USD LIBOR + 3.00%), 8/2/28	645	604,966
IRB Holding Corp., Term Loan, 4.238%, (SOFR + 3.15%), 12/15/27	1,268	1,210,109
Playa Resorts Holding B.V., Term Loan, 4.42%, (1 mo. USD LIBOR + 2.75%), 4/29/24	1,479	1,401,739
Scientific Games International, Inc., Term Loan, 4.358%, (SOFR + 3.00%), 4/14/29	2,000	1,879,584
SeaWorld Parks & Entertainment, Inc., Term Loan, 4.688%, (1 mo. USD LIBOR + 3.00%), 8/25/28	695	654,976
Stars Group Holdings B.V. (The), Term Loan, 4.50%, (3 mo. USD LIBOR + 2.25%), 7/21/26	2,685	2,558,332
Travel Leaders Group, LLC, Term Loan, 5.666%, (1 mo. USD LIBOR + 4.00%), 1/25/24	2,703	2,423,813
Twin River Worldwide Holdings, Inc., Term Loan, 4.37%, (1 mo. USD LIBOR + 3.25%), 10/2/28	896	834,254
		$ 17,281,973
Household Durables — 0.6%
Libbey Glass, Inc., Term Loan, 9.021%, (3 mo. USD LIBOR + 8.00%), 11/13/25	$861	$ 888,373
Serta Simmons Bedding, LLC:
Term Loan, 9.009%, (1 mo. USD LIBOR + 7.50%), 8/10/23	872	854,647
Term Loan - Second Lien, 9.009%, (1 mo. USD LIBOR + 7.50%), 8/10/23	2,884	1,982,768
		$ 3,725,788
Household Products — 0.6%
Diamond (BC) B.V., Term Loan, 3.989%, (3 mo. USD LIBOR + 2.75%), 9/29/28	$1,990	$ 1,843,735
Energizer Holdings, Inc., Term Loan, 3.875%, (1 mo. USD LIBOR + 2.25%), 12/22/27	648	616,594
Kronos Acquisition Holdings, Inc.:
Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 12/22/26	739	674,725
Term Loan, 7.649%, (SOFR + 6.00%), 12/22/26	348	341,285
		$ 3,476,339
Independent Power and Renewable Electricity Producers — 0.0%(3)
Longview Power LLC, Term Loan, 12.232%, (3 mo. USD LIBOR + 10.00%), 7/30/25	$141	$ 142,976
		$ 142,976

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Industrial Conglomerates — 0.2%
SPX Flow, Inc., Term Loan, 6.125%, (SOFR + 4.50%), 4/5/29	$1,267	$ 1,185,776
		$ 1,185,776
Insurance — 2.0%
Alliant Holdings Intermediate, LLC:
Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 5/9/25	$462	$ 436,201
Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 5/9/25	364	344,274
Term Loan, 5.009%, (1 mo. USD LIBOR + 3.50%), 11/6/27	1,492	1,391,739
AssuredPartners, Inc.:
Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 2/12/27	1,736	1,627,346
Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 2/12/27	995	933,405
Hub International Limited:
Term Loan, 4.214%, (3 mo. USD LIBOR + 3.00%), 4/25/25	1,148	1,087,313
Term Loan, 4.348%, (3 mo. USD LIBOR + 3.25%), 4/25/25	1,990	1,889,851
NFP Corp., Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 2/15/27	2,342	2,174,283
Ryan Specialty Group, LLC, Term Loan, 4.625%, (SOFR + 3.00%), 9/1/27	639	616,273
USI, Inc.:
Term Loan, 5.25%, (3 mo. USD LIBOR + 3.00%), 5/16/24	1,003	962,012
Term Loan, 5.50%, (3 mo. USD LIBOR + 3.25%), 12/2/26	999	948,493
		$ 12,411,190
Interactive Media & Services — 0.8%
Buzz Merger Sub, Ltd., Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 1/29/27	$33	$ 32,044
Camelot U.S. Acquisition, LLC:
Term Loan, 4.666%, (1 mo. USD LIBOR + 3.00%), 10/30/26	1,316	1,248,792
Term Loan, 4.666%, (1 mo. USD LIBOR + 3.00%), 10/30/26	497	471,202
Foundational Education Group, Inc., Term Loan, 6.066%, (SOFR + 3.75%), 8/31/28	1,418	1,361,160
Getty Images, Inc., Term Loan, 6.125%, (3 mo. USD LIBOR + 4.50%), 2/19/26	1,291	1,252,950
Match Group, Inc., Term Loan, 3.194%, (3 mo. USD LIBOR + 1.75%), 2/13/27	525	494,156
		$ 4,860,304
Borrower/Description	Principal Amount (000's omitted)	Value
Internet & Direct Marketing Retail — 0.3%
Adevinta ASA, Term Loan, 5.25%, (3 mo. USD LIBOR + 3.00%), 6/26/28	$663	$ 633,380
CNT Holdings I Corp., Term Loan, 4.69%, (1 mo. USD LIBOR + 3.50%), 11/8/27	1,608	1,529,477
		$ 2,162,857
IT Services — 3.7%
Asurion, LLC:
Term Loan, 4.791%, (1 mo. USD LIBOR + 3.125%), 11/3/23	$575	$ 552,587
Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 12/23/26	2,955	2,687,203
Term Loan - Second Lien, 6.916%, (1 mo. USD LIBOR + 5.25%), 1/31/28	930	807,705
Cyxtera DC Holdings, Inc., Term Loan, 4.64%, (1 mo. USD LIBOR + 3.00%), 5/1/24	1,492	1,398,887
Endure Digital, Inc., Term Loan, 4.62%, (1 mo. USD LIBOR + 3.50%), 2/10/28	2,426	2,195,077
EP Purchaser, LLC, Term Loan, 5.75%, (3 mo. USD LIBOR + 3.50%), 11/6/28	349	334,069
Gainwell Acquisition Corp., Term Loan, 6.25%, (3 mo. USD LIBOR + 4.00%), 10/1/27	4,090	3,890,308
Go Daddy Operating Company, LLC:
Term Loan, 3.416%, (1 mo. USD LIBOR + 1.75%), 2/15/24	987	956,355
Term Loan, 3.666%, (1 mo. USD LIBOR + 2.00%), 8/10/27	711	682,841
Indy US Bidco, LLC, Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 3/5/28	444	413,655
Informatica, LLC, Term Loan, 4.438%, (1 mo. USD LIBOR + 2.75%), 10/27/28	3,167	3,014,648
Intrado Corporation, Term Loan, 5.666%, (1 mo. USD LIBOR + 4.00%), 10/10/24	359	306,844
NAB Holdings, LLC, Term Loan, 5.204%, (SOFR + 3.00%), 11/23/28	2,615	2,449,260
Rackspace Technology Global, Inc., Term Loan, 4.16%, (3 mo. USD LIBOR + 2.75%), 2/15/28	2,884	2,642,911
Syniverse Holdings, Inc., Term Loan, 8.286%, (SOFR + 7.00%), 5/13/27	250	220,625
West Corporation, Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 10/10/24	212	181,429
WEX, Inc., Term Loan, 3.916%, (1 mo. USD LIBOR + 2.25%), 3/31/28	296	285,141
		$ 23,019,545
Leisure Products — 0.3%
Fender Musical Instruments Corporation, Term Loan, 5.226%, (SOFR + 4.00%), 12/1/28	$274	$ 258,657

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Leisure Products (continued)
Hayward Industries, Inc., Term Loan, 4.166%, (1 mo. USD LIBOR + 2.50%), 5/30/28	$1,517	$ 1,449,192
SRAM, LLC, Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 5/18/28	169	161,059
		$ 1,868,908
Life Sciences Tools & Services — 1.3%
Avantor Funding, Inc., Term Loan, 3.916%, (1 mo. USD LIBOR + 2.25%), 11/8/27	$1,328	$ 1,276,234
Cambrex Corporation, Term Loan, 5.125%, (SOFR + 3.50%), 12/4/26	169	160,276
Catalent Pharma Solutions, Inc., Term Loan, 3.625%, (1 mo. USD LIBOR + 2.00%), 2/22/28	729	720,417
Curia Global, Inc., Term Loan, 4.989%, (3 mo. USD LIBOR + 3.75%), 8/30/26	148	139,446
ICON Luxembourg S.a.r.l.:
Term Loan, 4.563%, (3 mo. USD LIBOR + 2.25%), 7/3/28	2,946	2,852,771
Term Loan, 4.563%, (3 mo. USD LIBOR + 2.25%), 7/3/28	734	710,770
Loire Finco Luxembourg S.a.r.l., Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 4/21/27	245	231,566
Packaging Coordinators Midco, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 11/30/27	223	211,357
Parexel International Corporation, Term Loan, 4.883%, (1 mo. USD LIBOR + 3.25%), 11/15/28	998	942,103
Sotera Health Holdings, LLC, Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 12/11/26	1,125	1,071,563
		$ 8,316,503
Machinery — 3.4%
AI Aqua Merger Sub, Inc., Term Loan, 4.831%, (SOFR + 3.75%), 7/31/28	$1,750	$ 1,592,500
Albion Financing 3 S.a.r.l., Term Loan, 6.434%, (3 mo. USD LIBOR + 5.25%), 8/17/26	1,269	1,217,087
Ali Group North America Corporation, Term Loan, 10/13/28(10)	1,275	1,221,875
Alliance Laundry Systems, LLC, Term Loan, 4.524%, (USD LIBOR + 3.50%), 10/8/27(8)	1,169	1,112,512
American Trailer World Corp., Term Loan, 5.375%, (SOFR + 3.75%), 3/3/28	1,091	977,122
Apex Tool Group, LLC, Term Loan, 6.534%, (SOFR + 5.25%), 2/8/29	749	660,594
Clark Equipment Company, Term Loan, 4.654%, (SOFR + 2.50%), 4/20/29	648	627,843
Conair Holdings, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 5/17/28	1,067	898,006
Borrower/Description	Principal Amount (000's omitted)	Value
Machinery (continued)
CPM Holdings, Inc., Term Loan, 4.562%, (1 mo. USD LIBOR + 3.50%), 11/17/25	$1,435	$ 1,374,189
Delachaux Group S.A., Term Loan, 5.738%, (3 mo. USD LIBOR + 4.50%), 4/16/26	351	320,822
Engineered Machinery Holdings, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 5/19/28	1,861	1,750,420
Filtration Group Corporation, Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 10/21/28	596	558,281
Gates Global, LLC, Term Loan, 4.166%, (1 mo. USD LIBOR + 2.50%), 3/31/27	1,389	1,314,293
Granite Holdings US Acquisition Co., Term Loan, 6.313%, (3 mo. USD LIBOR + 4.00%), 9/30/26	1,364	1,290,080
Icebox Holdco III, Inc.:
Term Loan, 3.75%, 12/22/28(9)	249	233,657
Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 12/22/28	1,198	1,126,519
Madison IAQ, LLC, Term Loan, 4.524%, (6 mo. USD LIBOR + 3.25%), 6/21/28	3,971	3,630,667
Penn Engineering & Manufacturing Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 2.50%), 6/27/24	132	127,035
Titan Acquisition Limited, Term Loan, 5.877%, (6 mo. USD LIBOR + 3.00%), 3/28/25	1,154	1,062,020
Vertical US Newco, Inc., Term Loan, 4.019%, (6 mo. USD LIBOR + 3.50%), 7/30/27	296	278,493
		$ 21,374,015
Media — 2.2%
CSC Holdings, LLC, Term Loan, 3.574%, (1 mo. USD LIBOR + 2.25%), 7/17/25	$2,440	$ 2,275,657
Cumulus Media New Holdings, Inc., Term Loan, 4.75%, (6 mo. USD LIBOR + 3.75%, Floor 1.00%), 3/31/26	261	249,316
Diamond Sports Group, LLC:
Term Loan, 9.181%, (SOFR+ 8.00%), 5/26/26	355	350,072
Term Loan - Second Lien, 4.431%, (SOFR + 3.25%), 8/24/26	1,232	294,535
Hubbard Radio, LLC, Term Loan, 5.916%, (1 mo. USD LIBOR + 4.25%), 3/28/25	437	419,297
iHeartCommunications, Inc.:
Term Loan, 4.666%, (1 mo. USD LIBOR + 3.00%), 5/1/26	438	408,048
Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 5/1/26	223	207,715
Magnite, Inc., Term Loan, 6.022%, (USD LIBOR + 5.00%), 4/28/28(8)	942	906,425
Mission Broadcasting, Inc., Term Loan, 3.562%, (1 mo. USD LIBOR + 2.50%), 6/2/28	273	268,502
MJH Healthcare Holdings, LLC, Term Loan, 5.109%, (SOFR + 3.60%), 1/28/29	250	235,625

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Media (continued)
Nexstar Broadcasting, Inc., Term Loan, 4.166%, (1 mo. USD LIBOR + 2.50%), 9/18/26	$1,976	$ 1,949,023
Recorded Books, Inc., Term Loan, 6.003%, (3 mo. USD LIBOR + 4.00%), 8/29/25	1,188	1,131,003
Sinclair Television Group, Inc.:
Term Loan, 4.17%, (1 mo. USD LIBOR + 2.50%), 9/30/26	1,464	1,345,631
Term Loan, 4.67%, (1 mo. USD LIBOR + 3.00%), 4/1/28	1,799	1,670,879
Univision Communications, Inc.:
Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 3/15/24	464	456,581
Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 3/15/26	1,426	1,352,726
		$ 13,521,035
Metals/Mining — 0.4%
American Consolidated Natural Resources, Inc., Term Loan, 17.642%, (1 mo. USD LIBOR + 16.00%), 14.642% cash, 3.00% PIK, 9/16/25	$115	$ 117,611
Dynacast International, LLC, Term Loan, 6.006%, (3 mo. USD LIBOR + 4.50%), 7/22/25	859	789,903
WireCo WorldGroup, Inc., Term Loan, 5.688%, (3 mo. USD LIBOR + 4.25%), 11/13/28	420	395,852
Zekelman Industries, Inc., Term Loan, 4.185%, (3 mo. USD LIBOR + 2.00%), 1/24/27	1,204	1,127,312
		$ 2,430,678
Oil, Gas & Consumable Fuels — 1.2%
Centurion Pipeline Company, LLC, Term Loan, 5.666%, (1 mo. USD LIBOR + 4.00%), 9/28/25	$148	$ 142,758
CITGO Holding, Inc., Term Loan, 8.666%, (1 mo. USD LIBOR + 7.00%), 8/1/23	193	191,375
CITGO Petroleum Corporation, Term Loan, 7.916%, (1 mo. USD LIBOR + 6.25%), 3/28/24	2,761	2,730,763
Delek US Holdings, Inc., Term Loan, 7.166%, (1 mo. USD LIBOR + 5.50%), 3/31/25	415	412,581
Freeport LNG Investments, LLP, Term Loan, 4.563%, (3 mo. USD LIBOR + 3.50%), 12/21/28	1,064	947,870
GIP II Blue Holding, L.P., Term Loan, 6.75%, (3 mo. USD LIBOR + 4.50%), 9/29/28	947	919,435
ITT Holdings, LLC, Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 7/10/28	298	284,724
Oryx Midstream Services Permian Basin, LLC, Term Loan, 4.705%, (3 mo. USD LIBOR + 3.25%), 10/5/28	672	639,303
Oxbow Carbon, LLC, Term Loan, 6.50%, (3 mo. USD LIBOR + 4.25%), 10/17/25	228	222,992
Borrower/Description	Principal Amount (000's omitted)	Value
Oil, Gas & Consumable Fuels (continued)
QuarterNorth Energy Holding, Inc., Term Loan - Second Lien, 9.666%, (1 mo. USD LIBOR + 8.00%), 8/27/26	$215	$ 215,448
UGI Energy Services, LLC, Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 8/13/26	752	736,089
		$ 7,443,338
Paper & Forest Products — 0.0%(3)
Neenah, Inc., Term Loan, 6.75%, (USD Prime + 2.00%), 4/6/28	$248	$ 246,263
		$ 246,263
Pharmaceuticals — 1.8%
Akorn, Inc., Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), 10/1/25	$316	$ 308,521
Amneal Pharmaceuticals, LLC, Term Loan, 5.497%, (USD LIBOR + 3.50%), 5/4/25(8)	2,065	1,872,827
Bausch Health Companies, Inc., Term Loan, 6.549%, (SOFR + 5.25%), 2/1/27	3,458	2,980,004
Horizon Therapeutics USA, Inc., Term Loan, 3.625%, (1 mo. USD LIBOR + 2.00%), 5/22/26	668	647,909
Jazz Financing Lux S.a.r.l., Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 5/5/28	2,106	2,013,332
Mallinckrodt International Finance S.A.:
Term Loan, 7.253%, (3 mo. USD LIBOR + 5.25%), 9/30/27	3,573	3,072,808
Term Loan, 7.503%, (3 mo. USD LIBOR + 5.50%), 9/30/27	385	330,329
		$ 11,225,730
Professional Services — 1.9%
APFS Staffing Holdings, Inc., Term Loan, 5.525%, (SOFR + 4.00%), 12/29/28	$249	$ 239,712
Brown Group Holding, LLC:
Term Loan, 7/2/29(10)	225	217,125
Term Loan, 4.166%, (1 mo. USD LIBOR + 2.50%), 6/7/28	393	375,454
CoreLogic, Inc., Term Loan, 5.188%, (1 mo. USD LIBOR + 3.50%), 6/2/28	3,473	2,886,272
Deerfield Dakota Holding, LLC, Term Loan, 5.275%, (SOFR + 3.75%), 4/9/27	1,595	1,506,177
EAB Global, Inc., Term Loan, 4.739%, (3 mo. USD LIBOR + 3.50%), 8/16/28	896	845,688
Employbridge, LLC, Term Loan, 7.00%, (3 mo. USD LIBOR + 4.75%), 7/19/28	1,141	1,042,931
First Advantage Holdings, LLC, Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 1/31/27	935	899,598
Rockwood Service Corporation, Term Loan, 5.916%, (1 mo. USD LIBOR + 4.25%), 1/23/27	911	880,519

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Professional Services (continued)
Trans Union, LLC:
Term Loan, 3.416%, (1 mo. USD LIBOR + 1.75%), 11/16/26	$1,087	$ 1,038,091
Term Loan, 3.916%, (1 mo. USD LIBOR + 2.25%), 12/1/28	1,472	1,408,528
Vaco Holdings, LLC, Term Loan, 7.204%, (SOFR + 5.00%), 1/21/29	746	718,265
		$ 12,058,360
Real Estate Management & Development — 0.3%
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 8/21/25	$518	$ 488,479
RE/MAX International, Inc., Term Loan, 4.188%, (1 mo. USD LIBOR + 2.50%), 7/21/28	1,163	1,070,190
		$ 1,558,669
Road & Rail — 1.4%
Grab Holdings, Inc., Term Loan, 5.50%, (6 mo. USD LIBOR + 4.50%, Floor 1.00%), 1/29/26	$2,129	$ 1,955,763
Hertz Corporation, (The):
Term Loan, 4.92%, (1 mo. USD LIBOR + 3.25%), 6/30/28	771	726,999
Term Loan, 4.92%, (1 mo. USD LIBOR + 3.25%), 6/30/28	147	138,395
Kenan Advantage Group, Inc., Term Loan, 5.383%, (1 mo. USD LIBOR + 3.75%), 3/24/26	1,453	1,358,438
PODS, LLC, Term Loan, 4.666%, (1 mo. USD LIBOR + 3.00%), 3/31/28	1,585	1,483,317
Uber Technologies, Inc., Term Loan, 5.075%, (3 mo. USD LIBOR + 3.50%), 4/4/25	3,353	3,226,074
		$ 8,888,986
Semiconductors & Semiconductor Equipment — 1.2%
Altar Bidco, Inc., Term Loan, 5.506%, (SOFR + 3.35%), 2/1/29	$2,050	$ 1,895,610
Bright Bidco B.V., Term Loan, 4.774%, (3 mo. USD LIBOR + 3.50%), 6/30/24	1,093	481,124
Cohu, Inc., Term Loan, 3.519%, (6 mo. USD LIBOR + 3.00%), 10/1/25	344	338,474
MKS Instruments, Inc., Term Loan, 4/8/29(10)	4,340	4,160,975
Ultra Clean Holdings, Inc., Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 8/27/25	539	524,209
		$ 7,400,392
Software — 15.3%
Applied Systems, Inc., Term Loan, 5.25%, (3 mo. USD LIBOR + 3.00%), 9/19/24	$3,798	$ 3,656,869
Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
AppLovin Corporation, Term Loan, 5.50%, (3 mo. USD LIBOR + 3.25%), 8/15/25	$3,724	$ 3,574,900
Aptean, Inc., Term Loan, 5.916%, (1 mo. USD LIBOR + 4.25%), 4/23/26	3,156	3,018,400
AQA Acquisition Holding, Inc., Term Loan, 5.916%, (1 mo. USD LIBOR + 4.25%), 3/3/28	520	503,725
Astra Acquisition Corp.:
Term Loan, 6.916%, (1 mo. USD LIBOR + 5.25%), 10/25/28	1,329	1,158,314
Term Loan - Second Lien, 10.541%, (1 mo. USD LIBOR + 8.875%), 10/25/29	1,375	1,278,443
Avaya, Inc., Term Loan, 5.324%, (1 mo. USD LIBOR + 4.00%), 12/15/27	525	395,194
Banff Merger Sub, Inc., Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 10/2/25	2,044	1,905,017
Barracuda Networks, Inc., Term Loan, 5.982%, (3 mo. USD LIBOR + 3.75%), 2/12/25	1,990	1,976,193
CDK Global, Inc., Term Loan, 7/6/29(10)	2,200	2,140,875
CentralSquare Technologies, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 8/29/25	494	445,480
Ceridian HCM Holding, Inc., Term Loan, 4.166%, (1 mo. USD LIBOR + 2.50%), 4/30/25	2,045	1,943,047
Cloudera, Inc.:
Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 10/8/28	1,643	1,517,382
Term Loan - Second Lien, 7.666%, (1 mo. USD LIBOR + 6.00%), 10/8/29	600	528,000
Constant Contact, Inc., Term Loan, 5.011%, (3 mo. USD LIBOR + 4.00%), 2/10/28	1,141	1,019,711
Cornerstone OnDemand, Inc., Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 10/16/28	1,072	963,294
Delta TopCo, Inc., Term Loan, 5.836%, (3 mo. USD LIBOR + 3.75%), 12/1/27	866	788,829
e2open, LLC, Term Loan, 4.835%, (3 mo. USD LIBOR + 3.50%), 2/4/28	1,065	1,006,754
ECI Macola Max Holding, LLC, Term Loan, 6.00%, (3 mo. USD LIBOR + 3.75%), 11/9/27	2,853	2,702,877
Epicor Software Corporation, Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 7/30/27	3,203	3,021,584
Finastra USA, Inc.:
Term Loan, 4.739%, (3 mo. USD LIBOR + 3.50%), 6/13/24	4,083	3,686,522
Term Loan - Second Lien, 8.489%, (3 mo. USD LIBOR + 7.25%), 6/13/25	1,000	865,714
Fiserv Investment Solutions, Inc., Term Loan, 5.455%, (3 mo. USD LIBOR + 4.00%), 2/18/27	392	372,890
GoTo Group, Inc., Term Loan, 6.345%, (1 mo. USD LIBOR + 4.75%), 8/31/27	2,100	1,648,559
Greeneden U.S. Holdings II, LLC, Term Loan, 5.666%, (1 mo. USD LIBOR + 4.00%), 12/1/27	494	473,259

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Hyland Software, Inc., Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 7/1/24	$3,470	$ 3,361,198
IGT Holding IV AB, Term Loan, 5.85%, (3 mo. USD LIBOR + 3.406%), 3/31/28	1,086	1,012,928
Imperva, Inc., Term Loan, 5.399%, (3 mo. USD LIBOR + 4.00%), 1/12/26	368	331,519
Ivanti Software, Inc.:
Term Loan, 5.611%, (3 mo. USD LIBOR + 4.00%), 12/1/27	444	380,681
Term Loan, 5.848%, (3 mo. USD LIBOR + 4.25%), 12/1/27	1,563	1,345,660
MA FinanceCo., LLC, Term Loan, 5.915%, (3 mo. USD LIBOR + 4.25%), 6/5/25	1,218	1,117,315
Magenta Buyer, LLC:
Term Loan, 6.23%, (3 mo. USD LIBOR + 5.00%), 7/27/28	2,711	2,449,274
Term Loan - Second Lien, 9.48%, (3 mo. USD LIBOR + 8.25%), 7/27/29	1,475	1,388,344
Marcel LUX IV S.a.r.l.:
Term Loan, 4.69%, (SOFR + 3.25%), 3/15/26	2,146	2,067,286
Term Loan, 5.565%, (SOFR + 4.00%), 12/31/27	61	59,260
Mavenir Systems, Inc., Term Loan, 6.205%, (3 mo. USD LIBOR + 4.75%), 8/18/28	299	279,799
Maverick Bidco, Inc., Term Loan, 4.989%, (3 mo. USD LIBOR + 3.75%), 5/18/28	622	601,664
McAfee, LLC, Term Loan, 5.145%, (SOFR + 4.00%), 3/1/29	2,575	2,342,606
Mediaocean, LLC, Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 12/15/28	524	498,376
MH Sub I, LLC, Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 9/13/24	323	304,389
Mitnick Corporate Purchaser, Inc., Term Loan, 5.924%, (SOFR + 4.75%), 5/2/29	425	408,797
N-Able International Holdings II, LLC, Term Loan, 4.575%, (3 mo. USD LIBOR + 3.00%), 7/19/28	298	284,351
NortonLifeLock, Inc., Term Loan, 1/28/29(10)	775	736,977
Panther Commercial Holdings, L.P., Term Loan, 5.739%, (3 mo. USD LIBOR + 4.50%), 1/7/28	1,609	1,514,149
Polaris Newco, LLC, Term Loan, 5.666%, (1 mo. USD LIBOR + 4.00%), 6/2/28	2,558	2,369,448
Proofpoint, Inc., Term Loan, 4.825%, (3 mo. USD LIBOR + 3.25%), 8/31/28	3,333	3,109,819
Quest Software US Holdings, Inc., Term Loan, 5.474%, (SOFR + 4.25%), 2/1/29	2,500	2,233,332
RealPage, Inc., Term Loan, 4.666%, (1 mo. USD LIBOR + 3.00%), 4/24/28	2,283	2,112,685
Redstone Holdco 2 L.P., Term Loan, 5.934%, (3 mo. USD LIBOR + 4.75%), 4/27/28	2,084	1,808,087
Borrower/Description	Principal Amount (000's omitted)	Value
Software (continued)
Sabre GLBL, Inc.:
Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 12/17/27	$764	$ 717,688
Term Loan, 5.166%, (1 mo. USD LIBOR + 3.50%), 12/17/27	479	450,226
Seattle Spinco, Inc., Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 6/21/24	1,269	1,210,123
SkillSoft Corporation, Term Loan, 6.187%, (SOFR + 5.25%), 7/14/28	672	626,079
SolarWinds Holdings, Inc., Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 2/5/24	3,850	3,693,252
Sophia, L.P., Term Loan, 5.50%, (3 mo. USD LIBOR + 3.25%), 10/7/27	2,972	2,782,414
Sovos Compliance, LLC:
Term Loan, 6.152%, (1 mo. USD LIBOR + 4.50%), 8/11/28	162	153,145
Term Loan, 6.166%, (1 mo. USD LIBOR + 4.50%), 8/11/28	933	882,380
SS&C Technologies, Inc.:
Term Loan, 3.875%, (SOFR + 2.25%), 3/22/29	245	233,939
Term Loan, 3.875%, (SOFR + 2.25%), 3/22/29	349	333,508
SurveyMonkey, Inc., Term Loan, 5.42%, (1 mo. USD LIBOR + 3.75%), 10/10/25	778	754,781
Tibco Software, Inc., Term Loan, 5.42%, (1 mo. USD LIBOR + 3.75%), 6/30/26	1,920	1,889,594
Turing Midco, LLC, Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 3/23/28	354	340,509
Ultimate Software Group, Inc. (The):
Term Loan, 4.212%, (3 mo. USD LIBOR + 3.25%), 5/4/26	2,431	2,291,292
Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 5/4/26	1,313	1,241,136
Veritas US, Inc., Term Loan, 7.25%, (3 mo. USD LIBOR + 5.00%), 9/1/25	1,269	1,046,174
Vision Solutions, Inc., Term Loan, 5.184%, (3 mo. USD LIBOR + 4.00%), 4/24/28	993	904,851
VS Buyer, LLC, Term Loan, 4.666%, (1 mo. USD LIBOR + 3.00%), 2/28/27	3,280	3,110,117
		$ 95,370,984
Specialty Retail — 1.9%
David's Bridal, Inc.:
Term Loan, 7.67%, (1 mo. USD LIBOR + 6.00%), 1.00% cash, 6.67% PIK, 6/30/23	$290	$ 267,421
Term Loan, 11.10%, (3 mo. USD LIBOR +10.00%), 6.10% cash, 5.00% PIK, 6/23/23	242	232,820
Great Outdoors Group, LLC, Term Loan, 5.416%, (1 mo. USD LIBOR + 3.75%), 3/6/28	2,045	1,875,391

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Specialty Retail (continued)
Harbor Freight Tools USA, Inc., Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 10/19/27	$3,342	$ 2,971,039
Les Schwab Tire Centers, Term Loan, 4.00%, (3 mo. USD LIBOR + 3.25%, Floor 0.75%), 11/2/27	4,178	3,930,822
LIDS Holdings, Inc., Term Loan, 7.326%, (SOFR + 5.50%), 12/14/26	398	359,590
Mattress Firm, Inc., Term Loan, 5.64%, (6 mo. USD LIBOR + 4.25%), 9/25/28	993	860,994
PetSmart, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/11/28	1,357	1,279,573
		$ 11,777,650
Thrifts & Mortgage Finance — 0.2%
Ditech Holding Corporation, Term Loan, 0.00%, 6/30/23(12)	$1,375	$ 276,781
Walker & Dunlop, Inc., Term Loan, 3.875%, (SOFR + 2.25%), 12/16/28	896	859,680
		$ 1,136,461
Trading Companies & Distributors — 1.7%
Avolon TLB Borrower 1 (US), LLC:
Term Loan, 3.345%, (1 mo. USD LIBOR + 1.75%), 1/15/25	$1,493	$ 1,425,253
Term Loan, 3.845%, (1 mo. USD LIBOR + 2.25%), 12/1/27	1,108	1,055,835
Beacon Roofing Supply, Inc., Term Loan, 3.916%, (1 mo. USD LIBOR + 2.25%), 5/19/28	668	638,179
Core & Main L.P., Term Loan, 4.188%, (USD LIBOR + 2.50%), 7/27/28(8)	1,017	970,262
DXP Enterprises, Inc., Term Loan, 6.416%, (1 mo. USD LIBOR + 4.75%), 12/16/27	369	358,755
Electro Rent Corporation, Term Loan, 6.098%, (3 mo. USD LIBOR + 5.00%), 1/31/24	1,862	1,815,753
Hillman Group, Inc. (The):
Term Loan, 2.88%, (1 mo. USD LIBOR + 2.75%), 7/14/28(9)	46	43,545
Term Loan, 4.392%, (1 mo. USD LIBOR + 2.75%), 7/14/28	192	180,543
Park River Holdings, Inc., Term Loan, 4.217%, (3 mo. USD LIBOR + 3.25%), 12/28/27	396	326,864
Spin Holdco, Inc., Term Loan, 5.611%, (3 mo. USD LIBOR + 4.00%), 3/4/28	3,040	2,809,739
SRS Distribution, Inc.:
Term Loan, 4.00%, (SOFR + 3.50%, Floor 0.50%), 6/2/28	324	299,468
Term Loan, 4.019%, (6 mo. USD LIBOR + 3.50%), 6/2/28	720	661,997
		$ 10,586,193
Borrower/Description	Principal Amount (000's omitted)	Value
Transportation Infrastructure — 0.2%
KKR Apple Bidco, LLC, Term Loan, 4.416%, (1 mo. USD LIBOR + 2.75%), 9/23/28	$1,147	$ 1,085,464
		$ 1,085,464
Wireless Telecommunication Services — 0.2%
Digicel International Finance Limited, Term Loan, 4.916%, (1 mo. USD LIBOR + 3.25%), 5/28/24	$1,378	$ 1,217,881
		$ 1,217,881
Total Senior Floating-Rate Loans (identified cost $533,167,822)		$494,802,803

Warrants — 0.0%
Security	Shares	Value
Leisure Goods/Activities/Movies — 0.0%
Cineworld Group PLC, Exp. 11/23/25(5)(6)	118,649	$ 0
		$ 0
Retailers (Except Food and Drug) — 0.0%
David’s Bridal, LLC, Exp. 11/26/22(4)(5)(6)	3,427	$ 0
		$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 2.4%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 1.38%(13)	15,159,619	$ 15,159,619
Total Short-Term Investments (identified cost $15,159,619)		$ 15,159,619
Total Investments — 92.5% (identified cost $623,013,334)		$574,976,787
Less Unfunded Loan Commitments — (0.2)%		$ (942,117)
Net Investments — 92.3% (identified cost $622,071,217)		$574,034,670
Other Assets, Less Liabilities — 7.7%		$ 47,457,124
Net Assets — 100.0%		$621,491,794

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2022
Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2022, the aggregate value of these securities is $57,646,648 or 9.3% of the Fund's net assets.
(2)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2022.
(3)	Amount is less than 0.05%.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).
(5)	Non-income producing security.
(6)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") or the Secured Overnight Financing Rate ("SOFR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(8)	The stated interest rate represents the weighted average interest rate at June 30, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(9)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At June 30, 2022, the total value of unfunded loan commitments is $885,560. See Note 1F for description.
(10)	This Senior Loan will settle after June 30, 2022, at which time the interest rate will be determined.
(11)	Fixed-rate loan.
(12)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2022.
Abbreviations:
LIBOR	– London Interbank Offered Rate
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
USD	– United States Dollar

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2022
Statement of Assets and Liabilities (Unaudited)

June 30, 2022
Assets
Unaffiliated investments, at value (identified cost $606,911,598)	$ 558,875,051
Affiliated investment, at value (identified cost $15,159,619)	15,159,619
Cash	6,285,560
Interest receivable	2,215,588
Dividends receivable from affiliated investment	15,586
Receivable for investments sold	48,339,516
Receivable for Fund shares sold	49,621,342
Prepaid upfront fees on notes payable	54,255
Prepaid expenses	8,195
Total assets	$680,574,712
Liabilities
Demand note payable	$ 40,000,000
Payable for investments purchased	17,818,122
Payable for Fund shares redeemed	436,400
Payable to affiliates:
Investment adviser fee	297,295
Distribution fees	129,401
Trustees' fees	7,790
Payable for shareholder servicing fees	218,610
Accrued expenses	175,300
Total liabilities	$ 59,082,918
Net Assets	$621,491,794
Sources of Net Assets
Paid-in capital	$ 695,821,170
Accumulated loss	(74,329,376)
Net Assets	$621,491,794
Initial Class Shares
Net Assets	$ 617,110,649
Shares Outstanding	73,196,273
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.43
Advisers Class Shares
Net Assets	$ 4,380,209
Shares Outstanding	518,983
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.44
Institutional Class Shares
Net Assets	$ 936
Shares Outstanding	111
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.43

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2022
Statement of Operations (Unaudited)

Six Months Ended
June 30, 2022
Investment Income
Dividend income	$ 86,885
Dividend income from affiliated investments	60,786
Interest and other income	14,298,298
Total investment income	$ 14,445,969
Expenses
Investment adviser fee	$ 1,874,546
Distribution fees:
Initial Class	809,306
Shareholder servicing fees:
Initial Class	828,315
ADV Class	5,862
Trustees’ fees and expenses	16,562
Custodian fee	77,868
Transfer and dividend disbursing agent fees	5,922
Legal and accounting services	44,716
Printing and postage	13,163
Interest expense and fees	98,013
Miscellaneous	15,709
Total expenses	$ 3,789,982
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 7,667
Total expense reductions	$ 7,667
Net expenses	$ 3,782,315
Net investment income	$ 10,663,654
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (3,710,987)
Investment transactions - affiliated investment	534
Net realized loss	$ (3,710,453)
Change in unrealized appreciation (depreciation):
Investments	$ (44,580,770)
Investments - affiliated investment	1,550
Net change in unrealized appreciation (depreciation)	$(44,579,220)
Net realized and unrealized loss	$(48,289,673)
Net decrease in net assets from operations	$(37,626,019)

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2022
Statements of Changes in Net Assets

	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 10,663,654	$ 16,259,372
Net realized gain (loss)	(3,710,453)	589,626
Net change in unrealized appreciation (depreciation)	(44,579,220)	2,562,073
Net increase (decrease) in net assets from operations	$ (37,626,019)	$ 19,411,071
Distributions to shareholders:
Initial Class	$ (10,581,052)	$ (16,134,338)
ADV Class	(80,524)	(124,515)
Institutional Class	(18)	(34)
Total distributions to shareholders	$ (10,661,594)	$ (16,258,887)
Transactions in shares of beneficial interest:
Initial Class	$ 51,439,559	$ 115,068,558
ADV Class	460,715	117,713
Net increase in net assets from Fund share transactions	$ 51,900,274	$115,186,271
Net increase in net assets	$ 3,612,661	$118,338,455
Net Assets
At beginning of period	$ 617,879,133	$ 499,540,678
At end of period	$621,491,794	$617,879,133

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2022
Financial Highlights

	Initial Class
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 9.090	$ 9.030	$ 9.150	$ 8.920	$ 9.270	$ 9.260
Income (Loss) From Operations
Net investment income(1)	$ 0.144	$ 0.264	$ 0.291	$ 0.393	$ 0.352	$ 0.303
Net realized and unrealized gain (loss)	(0.659)	0.060	(0.122)	0.230	(0.352)	0.012
Total income (loss) from operations	$ (0.515)	$ 0.324	$ 0.169	$ 0.623	$ —	$ 0.315
Less Distributions
From net investment income	$ (0.145)	$ (0.264)	$ (0.289)	$ (0.393)	$ (0.350)	$ (0.305)
Total distributions	$ (0.145)	$ (0.264)	$ (0.289)	$ (0.393)	$ (0.350)	$ (0.305)
Net asset value — End of period	$ 8.430	$ 9.090	$ 9.030	$ 9.150	$ 8.920	$ 9.270
Total Return(2)(3)	(5.73)% (4)	3.63%	2.00%	7.08%	(0.07)%	3.44%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$617,111	$613,623	$495,426	$641,189	$712,486	$642,315
Ratios (as a percentage of average daily net assets):
Expenses (3)	1.16% (5)(6)	1.17%	1.20%	1.19%	1.17%	1.17%
Net investment income	3.27% (5)	2.90%	3.33%	4.31%	3.79%	3.26%
Portfolio Turnover	20% (4)	35%	33%	29%	30%	41%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(4)	Not annualized.
(5)	Annualized.
(6)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2022
Financial Highlights — continued

	ADV Class
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 9.090	$ 9.040	$ 9.160	$ 8.920	$ 9.280	$ 9.270
Income (Loss) From Operations
Net investment income(1)	$ 0.155	$ 0.287	$ 0.316	$ 0.414	$ 0.374	$ 0.328
Net realized and unrealized gain (loss)	(0.649)	0.050	(0.125)	0.242	(0.360)	0.010
Total income (loss) from operations	$(0.494)	$ 0.337	$ 0.191	$ 0.656	$ 0.014	$ 0.338
Less Distributions
From net investment income	$ (0.156)	$ (0.287)	$ (0.311)	$ (0.416)	$ (0.374)	$ (0.328)
Total distributions	$(0.156)	$(0.287)	$(0.311)	$(0.416)	$(0.374)	$(0.328)
Net asset value — End of period	$ 8.440	$ 9.090	$ 9.040	$ 9.160	$ 8.920	$ 9.280
Total Return(2)(3)	(5.50)% (4)	3.77%	2.26%	7.47%	0.07%	3.70%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 4,380	$ 4,255	$ 4,114	$ 6,424	$ 4,324	$ 4,031
Ratios (as a percentage of average daily net assets):
Expenses (3)	0.91% (5)(6)	0.92%	0.95%	0.94%	0.92%	0.92%
Net investment income	3.51% (5)	3.16%	3.60%	4.53%	4.03%	3.53%
Portfolio Turnover	20% (4)	35%	33%	29%	30%	41%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(4)	Not annualized.
(5)	Annualized.
(6)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2022
Financial Highlights — continued

	Institutional Class
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31,
			2021	2020	2019	2018	2017
Net asset value — Beginning of period	$ 9.090	$ 9.030	$ 9.150	$ 8.920	$ 9.270	$ 9.270
Income (Loss) From Operations
Net investment income(1)	$ 0.160	$ 0.303	$ 0.343	$ 0.441	$ 0.396	$ 0.342
Net realized and unrealized gain (loss)	(0.660)	0.060	(0.119)	0.230	(0.341)	0.002
Total income (loss) from operations	$(0.500)	$ 0.363	$ 0.224	$ 0.671	$ 0.055	$ 0.344
Less Distributions
From net investment income	$ (0.160)	$ (0.303)	$ (0.344)	$ (0.441)	$ (0.405)	$ (0.344)
Total distributions	$(0.160)	$(0.303)	$(0.344)	$(0.441)	$(0.405)	$(0.344)
Net asset value — End of period	$ 8.430	$ 9.090	$ 9.030	$ 9.150	$ 8.920	$ 9.270
Total Return(2)(3)	(5.56)% (4)	4.07%	2.64%	7.65%	0.52%	3.77%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1
Ratios (as a percentage of average daily net assets):
Expenses (3)	0.67% (5)(6)	0.64%	0.67%	0.67%	0.68%	0.68%
Net investment income	3.63% (5)	3.33%	3.92%	4.83%	4.27%	3.69%
Portfolio Turnover	20% (4)	35%	33%	29%	30%	41%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(3)	Excludes fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.
(4)	Not annualized.
(5)	Annualized.
(6)	The investment adviser reduced a portion of its adviser fee (equal to less than 0.005% of average daily net assets for the six months ended June 30, 2022).

See Notes to Financial Statements.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2022
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance VT Floating-Rate Income Fund (the Fund) is a diversified series of Eaton Vance Variable Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide a high level of current income. The Fund offers Initial Class, ADV Class and Institutional Class shares, which are offered at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund is generally made available for purchase only to separate accounts established by participating insurance companies and qualified pension or retirement plans.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.
D  Federal Taxes—The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of June 30, 2022, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Expenses—The majority of expenses of the Fund are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
F  Unfunded Loan Commitments—The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower's discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At June 30, 2022, the Fund had sufficient cash and/or securities to cover these commitments.
G  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
H  Indemnifications—Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Interim Financial Statements—The interim financial statements relating to June 30, 2022 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, if an election is made on behalf of a separate account or qualified pension or retirement plan, to receive some or all of the distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At December 31, 2021, the Fund, for federal income tax purposes, had deferred capital losses of $26,346,856 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at December 31, 2021, $2,274,885 are short-term and $24,071,971 are long-term.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 622,264,828
Gross unrealized appreciation	$ 2,264,562
Gross unrealized depreciation	(50,494,720)
Net unrealized depreciation	$ (48,230,158)
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The investment adviser fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.575%
$1 billion but less than $2 billion	0.525%
$2 billion but less than $5 billion	0.500%
$5 billion and over	0.480%
For the six months ended June 30, 2022, the investment adviser fee amounted to $1,874,546 or 0.575% (annualized) of the Fund's average daily net assets. EVM also serves as administrator of the Fund, but receives no compensation. Eaton Vance Distributors, Inc. (EVD), the Fund’s principal underwriter and an affiliate of EVM, received distribution fees (see Note 4).
Effective April 26, 2022, the Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended June 30, 2022, the investment adviser fee paid was reduced by $7,667 relating to the Fund’s investment in the Liquidity Fund. Prior to April 26, 2022, the Fund may have invested its cash in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. EVM did not receive a fee for advisory services provided to Cash Reserves Fund.
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plan
The Fund has in effect a distribution plan for Initial Class shares (Initial Class Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Initial Class Plan, the Fund pays EVD a distribution fee of 0.25% per annum of its average daily net assets attributable to Initial Class shares for the sale and distribution of Initial Class shares. Distribution fees paid or accrued to EVD for the six months ended June 30, 2022 amounted to $809,306. Insurance companies receive such fees from EVD based on the value of shares held by such companies. The insurance companies through which investors hold shares of the Fund may also pay fees to third parties in connection with the sale of variable contracts and for services provided to variable contract owners. The Fund, EVM or EVD are not a party to these arrangements. Investors should consult the prospectus and statement of additional information for their variable contracts for a discussion of these payments. EVD may, at its expense, provide promotional incentives to dealers that sell variable insurance products.
Distribution fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

5  Shareholder Servicing Plan
The Trust, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan) for Initial Class and ADV Class. The Servicing Plan allows the Trust to enter into shareholder servicing agreements with insurance companies, investment dealers, broker/dealers or other financial intermediaries that provide shareholder services relating to Fund shares and their shareholders, including variable contract owners or plan participants with interests in the Fund. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.25% of its average daily net assets attributable to each class that are subject to shareholder servicing agreements. No shareholder servicing fees are levied on shares owned by EVM, its affiliates, or their respective employees or clients and may be waived under certain other limited conditions. For the six months ended June 30, 2022, shareholder servicing fees were equivalent to 0.25% per annum of each class' average daily net assets and amounted to $828,315 and $5,862 for Initial Class and ADV Class, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $137,776,622 and $122,233,777, respectively, for the six months ended June 30, 2022.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:
	Six Months Ended June 30, 2022 (Unaudited)		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Initial Class
Sales	41,479,188	$ 367,215,845	22,539,627	$ 204,938,512
Issued to shareholders electing to receive payments of distributions in Fund shares	1,203,086	10,604,766	1,773,664	16,119,692
Redemptions	(37,020,554)	(326,381,052)	(11,657,887)	(105,989,646)
Net increase	5,661,720	$ 51,439,559	12,655,404	$ 115,068,558
ADV Class
Sales	135,311	$ 1,216,984	335,108	$ 3,048,389
Issued to shareholders electing to receive payments of distributions in Fund shares	9,163	80,872	13,674	124,387
Redemptions	(93,430)	(837,141)	(336,089)	(3,055,063)
Net increase	51,044	$ 460,715	12,693	$ 117,713
There were no transactions in Institutional Class shares for the six months ended June 30, 2022 and the year ended December 31, 2021.
At June 30, 2022, separate accounts of 4 insurance companies each owned more than 10% of the value of the outstanding shares of the Fund aggregating 70.8%.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

8  Credit Facility
The Fund participates with other portfolios managed by EVM and its affiliates in a $700 million ($725 million prior to June 30, 2022 and $650 million prior to March 7, 2022) unsecured credit facility agreement (Agreement) with a group of banks, which is in effect through March 6, 2023. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. At the Fund’s option, any loan under the Credit Facility that is made to it will bear interest at a rate equal to (i) the Benchmark Rate (defined below) plus a margin or, (ii) the Base Rate, or (iii) the Overnight Rate plus a margin. Base Rate is the highest of (a) administrative agent’s prime rate, (b) 50 basis points above the Federal Funds rate, (c) the Benchmark Rate plus a margin and (d) 1.00%, in each case as in effect from time to time. The “Overnight Rate” is the greatest of the Benchmark Rate, the Federal Funds rate and 0.00%. “Benchmark Rate” means Term SOFR (defined as the forward-looking Secured Overnight Financing Rate term rate published two U.S. government securities business days prior to the commencement of the applicable interest period plus the Term SOFR Adjustment) for an interest period of one-month’s duration. To the extent that, at any time, the Benchmark Rate is less than 0.00%, the Benchmark Rate shall be deemed to be 0.00% for purposes of the Credit Facility. “Term SOFR Adjustment” means 0.10%. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of each lender’s commitment amount is allocated between the Fund and the other participating portfolios at the end of each quarter. Also included in interest expense and fees on the Statement of Operations is approximately $46,000 of amortization of upfront fees paid by the Fund in connection with the annual renewal of the Agreement. The unamortized balance of upfront fees at June 30, 2022 is $54,255 and is included in prepaid upfront fees on notes payable in the Statement of Assets and Liabilities. Because the Credit Facility is not available exclusively to the Fund and the maximum amount is capped, it may be unable to borrow some or all of a requested amount at any particular time. At June 30, 2022, the Fund had borrowings outstanding under the Agreement of $40,000,000 at an interest rate of 2.625%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at June 30, 2022 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 10) at June 30, 2022. For the six months ended June 30, 2022, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $1,767,956 and 2.625%, respectively.
9  Investments in Affiliated Funds
At June 30, 2022, the value of the Fund's investment in affiliated funds was $15,159,619, which represents 2.4% of the Fund's net assets. Transactions in affiliated funds by the Fund for the six months ended June 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$47,730,235	$ 95,499,495	$(143,231,814)	$ 534	$ 1,550	$ —	$ 18,658	—
Liquidity Fund	—	156,658,297	(141,498,678)	—	—	15,159,619	42,128	15,159,619
Total				$ 534	$1,550	$15,159,619	$60,786
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2022
Notes to Financial Statements (Unaudited) — continued

At June 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 17,409,309	$ —	$ 17,409,309
Common Stocks	507,690	2,022,984	483,796	3,014,470
Convertible Preferred Stocks	—	641,798	—	641,798
Corporate Bonds	—	40,348,655	—	40,348,655
Exchange-Traded Funds	3,164,640	—	—	3,164,640
Preferred Stocks	—	435,493	0	435,493
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	493,687,238	173,448	493,860,686
Warrants	—	0	0	0
Short-Term Investments	15,159,619	—	—	15,159,619
Total Investments	$18,831,949	$554,545,477	$657,244	$574,034,670
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended June 30, 2022 is not presented.
11  Risks and Uncertainties
Credit Risk
The Fund invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.
LIBOR Transition Risk
Certain instruments held by the Fund may pay an interest rate based on the London Interbank Offered Rate (“LIBOR”), which is the average offered rate for various maturities of short-term loans between certain major international banks. LIBOR is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments (such as debt instruments and derivatives) and borrowing arrangements. The ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publishing certain LIBOR settings on December 31, 2021, and is expected to cease publishing the remaining LIBOR settings on June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, the impact on certain debt securities, derivatives and other financial instruments that utilize LIBOR remains uncertain. The phase-out of LIBOR may result in, among other things, increased volatility or illiquidity in markets for instruments based on LIBOR and changes in the value of such instruments.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2022
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2022, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2022. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Following the “Overview” section, further information regarding the Board’s evaluation of a fund’s contractual arrangements is included under the “Results of the Contract Review Process” section.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2022
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a particularly competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various new regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2022 meeting, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance VT Floating-Rate Income Fund (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2022
Board of Trustees’ Contract Approval — continued

Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund, including recent changes to such personnel. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing the special considerations relevant to investing in senior floating rate loans. In this regard, the Board considered the experience of the Adviser’s large group of bank loan investment professionals and other personnel who manage other accounts, including other Eaton Vance Funds, that invest in senior floating rate loans. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index and a custom peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2021. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group and custom peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2021, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Fund. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Fund as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Fund and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2022
Board of Trustees’ Contract Approval — continued

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2022
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2022, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Eaton Vance
VT Floating-Rate Income Fund
June 30, 2022
Officers and Trustees

Officers
Eric A. Stein President	Jill R. Damon Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser**
Thomas E. Faust Jr.*
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser**

*	Interested Trustee
**	Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

This Page Intentionally Left Blank

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Fund Offices
Two International Place
Boston, MA 02110
*FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7733    6.30.22

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Variable Trust

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	August 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 22, 2022

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	August 22, 2022